Related Party Transactions (Details Narrative)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Nov. 03, 2017 USD ($) shares	Nov. 03, 2017 USD ($) shares	Aug. 07, 2017 USD ($)	Jul. 07, 2017 USD ($) shares	Nov. 14, 2016 USD ($)	Jul. 24, 2017 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 USD ($)	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 USD ($)	Aug. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($) shares	Oct. 07, 2017 $ / shares	Dec. 31, 2017 shares	Mar. 02, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 USD ($) shares	Dec. 22, 2015 USD ($)	Oct. 07, 2015 USD ($) shares
Outstanding warrants															7,642,631
Issuance of common stock				13,622			36,250,544		36,250,544		34,329,691	28,500,221
Share-based Compensation (monthly) | $				$ 26,000
Ownership percentage							10.00%		10.00%
Debt discount | $							$ 914,762		$ 914,762		$ 413,377	$ 1,650,120					$ 2,476,875
Bridge Loan [Member]
Cash received | $																			$ 550,000
Advance cash received | $																		$ 150,000	400,000
Wire fees | $																			$ 5
Third Amendment to 2013 Bridge Loan Agreement [Member]
Increase in interest rate	10.50%
Maturity date	Dec. 31, 2022
Debt discount | $	$ 1,074,265	$ 1,074,265
Series I [Member]
Commom stock purchase															921,875
Issuance of common stock											584,634
Series I [Member] | December 31 2020 Member
Commom stock purchase											921,875			3,110,378			921,875
Debt discount | $											$ 233,234
Series J [Member]
Commom stock purchase															3,110,378
Issuance of common stock											4,293,900
Series J [Member] | December 31 2020 Member
Commom stock purchase											3,110,378						3,110,378
Debt discount | $											$ 304,817
Series K [Member]
Commom stock purchase															3,110,378
Issuance of common stock											4,293,900
Series K [Member] | December 31 2020 Member
Commom stock purchase											3,110,378			3,110,378			3,110,378
Debt discount | $											$ 326,590
Series L [Member]
Commom stock purchase															500,000
Issuance of common stock															5,215,046
Series N [Member]
Issuance of common stock											767,000
Series N [Member] | December 31 2020 Member
Commom stock purchase											767,000						767,000
Series N [Member] | December 31 2022 Member
Commom stock purchase	767,000	767,000					767,000		767,000
Maturity date									Dec. 31, 2020
Debt discount | $							$ 327,509		$ 327,509
Series M [Member]
Commom stock purchase											100,000
Issuance of common stock											275,000
Series M [Member] | December 31 2022 Member
Commom stock purchase	246,000	246,000					246,000		246,000
Maturity date									Dec. 31, 2020
Debt discount | $							$ 82,656		$ 82,656
Series P [Member] | December 31 2022 Member
Commom stock purchase	213,500	213,500					213,500		213,500
Maturity date									Apr. 30, 2018
Debt discount | $							$ 348,219		$ 348,219
Series R [Member] | December 31 2022 Member
Commom stock purchase	468,750	468,750					468,750		468,750
Maturity date									Jun. 20, 2021
Debt discount | $							$ 295,781		$ 295,781
Series S-A [Member] | December 31 2022 Member
Commom stock purchase	300,000	300,000
Investor [Member]
Short term debt repaid in cash, Advance | $												25,720
Investor [Member] | Third Amendment to 2013 Bridge Loan Agreement [Member]
Terms of agreement		Third Amendment to the 2015 Bridge Loan Agreement, the rate of interest increased to 10.5% and the following warrants, held by the Investor, had their maturity date extended to December 31, 2022: a) Series M Warrant to purchase 246,000 shares; b) Series N Warrant to purchase 767,000 shares; c) Series P Warrant to purchase 213,500 shares; d) Series R Warrant to purchase 468,750; and e) Series S-A Warrant to purchase 300,000 shares
Increase in interest rate		10.50%
Maturity date		Dec. 31, 2019
Debt discount | $	$ 1,074,265	$ 1,074,265
Investor [Member] | Series M [Member]
Commom stock purchase																			275,000
Exercise price | $ / shares													$ 2.34
Investor [Member] | Series M [Member] | December 31 2020 Member
Commom stock purchase																			275,000
Sierchio [Member]
Legal services | $							71,767	$ 45,005	145,834	$ 151,555	$ 321,739	291,951
Satterlee [Member]
Owed amount included in accounts payable | $							71,767		71,767		105,184
March 2015 [Member]
Increase (decrease) in related party payable | $					$ 19,599
Principal amount | $					18,146
Accrued interest | $					$ 1,453
Sierchio & Partners LLP [Member]
Owed amount included in accounts payable | $												53,467
Consulting Agreement [Member]
Related party expense | $							$ 15,000	$ 15,000	$ 30,000	$ 30,000	$ 60,000	$ 60,000
Consulting Agreement [Member] | Mr. Bhogal [Member]
Share-based Compensation (monthly) | $			$ 5,000
Private Placement [Member] | Investor [Member]
Common stock shares reserved for future issuance						300,000
Unit price per share | $ / shares						$ 2.30
Proceeds from units reserved for future issuance | $						$ 690,000
Terms of agreement						Each unit consisted of one share of common stock and one Series S Warrant to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised on a cashless basis.
Private Placement [Member] | Series S Warrant [Member] | Investor [Member]
Exercise price | $ / shares						$ 2.53
March 2016 Private Placement [Member] | Investor [Member]
Issuance of common stock																427,000
Conversion of units under loan agreement																177
Number of units purchased												250
Principal loan converted | $												$ 548,700
Proceed from private placement | $												$ 775,000
March 2016 Private Placement [Member] | Series O [Member] | Investor [Member]
Outstanding warrants																427,000
March 2016 Private Placement [Member] | Series P [Member] | Investor [Member]
Outstanding warrants																213,500
June 2016 Private Placement [Member] | Investor [Member]
Issuance of common stock												468,750
Number of units purchased												468,750
Proceed from private placement | $												$ 1,500,000
June 2016 Private Placement [Member] | Series Q [Member] | Investor [Member]
Issuance of common stock												468,750
June 2016 Private Placement [Member] | Series R [Member] | Investor [Member]
Issuance of common stock												468,750